Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt

	December 31, 2014		December 31, 2013
Short-term borrowings and current portion of long-term debt	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	205,094	8.0-27.0	201,836	9.0-15.3
Bonds issue	48,075	13.5	—	—
Corporate lenders	1,154	6.4	2,397	8.3-10.0

Total	254,323		204,233

U.S. dollar-denominated:
Banks and financial institutions	4	—	128,771	2.3-8.0

Total	4		128,771

Euro-denominated:
Corporate lenders	3,160	2.8	4,833	2.8

Total	3,160		4,833

Kazakh tenge-denominated:
Banks and financial institutions	—	—	10,416	9.5

Total	—		10,416

Turkish lira-denominated:
Banks and financial institutions	—	—	2,126	9.0

Total	—		2,126

Czech krona-denominated:
Corporate lenders	487	2.5	—	—

Total	487		—

Total short-term borrowings	257,974		350,379
Current portion of long-term debt including debt with loan covenant violations of $4,297,512 in 2014	6,420,575		1,127,775

Total short-term borrowings and current portion of long-term debt including debt with loan covenant violations	6,678,549		1,478,154

Schedule of Long-Term Debt, Net of Current Portion

	December 31, 2014		December 31, 2013
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	2,205,472	10.1-35.6	3,845,766	7.5-14.6
Bonds issue	309,447	8.4-13.0	1,306,303	8.3-13.0
Corporate lenders	65	6.4	189	—

Total	2,514,984		5,152,258

U.S. dollar-denominated:
Syndicated loan	1,003,964	5.7-7.7	1,003,964	5.7
Banks and financial institutions	2,462,144	1.6-10.0	1,877,063	1.7-10.9
VEB	167,288	8.0	—	—

Total	3,633,396		2,881,027

Euro-denominated:
Banks and financial institutions	438,727	1.0-5.7	607,300	1.1-6.8

Total	438,727		607,300

Turkish lira-denominated:
Banks and financial institutions	—	—	467	8.5

Total	—		467

Total long-term obligations	6,587,107		8,641,052
Less: current portion including reclassification of $4,297,512 with loan covenant violations in 2014	(6,420,575)		(1,127,775)

Total long-term debt, net of current portion	166,532		7,513,277

Schedule of Debt Outstanding, Aggregated by Scheduled Maturities

Aggregate scheduled maturities of the debt outstanding as of December 31, 2014, are as follows:

Payable by
2015 (current portion)	6,678,549
2016	165,560
2017	243
2018	243
2019	243
Thereafter	243

Total	6,845,081

Schedule of Outstanding Balances of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Short-term and long-term debt	Amount	Amount
Russian ruble-denominated:
VTB	1,114,957	1,742,026
Gazprombank	599,538	992,550
Sberbank	583,187	1,220,212
Bonds	357,522	1,306,303
Uralsib	60,070	—
Eurasian Development Bank	37,343	71,322
Other	16,690	24,078

Total	2,769,307	5,356,491

U.S. dollar-denominated:
Gazprombank	1,388,889	1,313,153
Syndicated credit facility	1,003,964	1,003,964
Sberbank	777,981	100,000
VEB	167,288	33,348
BNP Paribas	154,869	168,948
MCB	105,000	105,000
Raiffeisen Bank	29,600	43,250
Alfa-bank	—	150,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	—	51,429
ING Bank	—	19,260
Uralsib	—	10,000
Other	5,809	11,446

Total	3,633,400	3,009,798

Euro-denominated:
BNP Paribas (formerly Fortis)	187,923	227,733
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	53,204	67,305
Banca Nazionale del Lavoro (formerly Fortis)	52,871	66,295
ING Bank	38,924	47,844
VTB	33,866	44,929
Gazprombank	18,829	37,098
Raiffeisen Bank	7,257	10,260
Uralsib	—	48,090
Other	49,013	62,579

Total	441,887	612,133

Kazakh tenge-denominated:
Sberbank	—	10,416

Total	—	10,416

Turkish lira-denominated:
Other	—	2,593

Total	—	2,593

Czech krona-denominated:
Other	487	—

Total	487	—

Total short-term and long-term debt including debt with loan covenant violations in 2014	6,845,081	8,991,431

Schedule of Ratios under Most Significant Loan Agreements

The Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2014:

Restrictive covenant	Requirement	Actual as of 31 December, 2014
Mechel’s Adjusted Shareholders’ Equity, as defined in respective loan agreements	Greater than or equal to $3,000,000	$2,610,255
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.0:1.0-1.2:1.0	0.8:1.0-0.9:1.0
Mechel’s Net Borrowings	Not exceed $10,500,000-$11,000,000	$6,774,280-$6,878,949
Mechel’s Net Debt to EBITDA	Not exceed 10.0:1.0	10.3:1.0-10.4:1.0